General	6 Months Ended
Jun. 30, 2024
General [Abstract]
GENERAL

NOTE 1 - GENERAL:

Background

Alarum Technologies Ltd. (“Alarum”, and collectively referred to with its wholly-owned subsidiaries as the “Company”) is a global provider of internet access and web data collection solutions.

The Company’s ordinary shares are listed on the Tel Aviv Stock Exchange (“TASE”) and the Company’s American Depositary Shares (“ADSs”) are listed on the Nasdaq Capital Market.

The Company currently operates in two segments - enterprise internet access and consumer internet access. The enterprise internet access solutions are provided through the Company’s wholly owned subsidiary NetNut Ltd. (“NetNut”) and enable customers to collect data anonymously at any scale from any public sources over the web using a unique hybrid network. The consumer internet access solutions are provided through the Company’s wholly-owned subsidiary CyberKick Ltd. (“CyberKick”), and provide a powerful, secured and encrypted connection, masking the customers online activity and keeping them safe from hackers.

The Company currently funds its operations primarily through cash generated from operating activities. Accordingly, cash and cash equivalents as of June 30, 2024, were $21,626 thousand and cash provided by operating activities was $6,284 thousand for the six months ended June 30, 2024. Based on the Company’s cash position, the Company believes that it has sufficient resources to fund its operations for at least the next twelve months from the date on which the condensed consolidated financial statements are authorized for issue.

War in Israel

In October 2023, Israel was attacked by the Hamas terrorist organization and entered a state of war. To date, there is no material adverse impact on the Company’s operations and financial results as a result of this war. However, at this time, it is not possible to predict the intensity or duration of the war, nor can the Company predict how this war will ultimately affect Israel’s economy in general. The Company continues to monitor the situation closely and examine the potential disruptions that could adversely affect its operations.